Significant Accounting Policies, Common Stock Subject to Possible Redemption (Q3) (Details) - USD ($)	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Common Stock Subject to Possible Redemption [Abstract]
Class A common stock subject to possible redemption	$ 237,020,680
Extension funding of Trust Account	975,000	$ 0
Class A common stock subject to possible redemption	61,539,627			$ 237,020,680
Class A Common Stock [Member]
Common Stock Subject to Possible Redemption [Abstract]
Class A common stock subject to possible redemption	237,020,680	$ 234,600,000	$ 0	234,600,000
Redemptions	(179,860,588)			0
Extension funding of Trust Account	975,000			0
Remeasurement adjustment of carrying value to redemption value	3,404,535		25,942,813	2,420,680
Class A common stock subject to possible redemption	$ 61,539,627		$ 234,600,000	$ 237,020,680